FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Table)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Currency and interest rate profile of interest bearing liabilities

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$million	$ million	$ million	$ million	%	Years
At 31 December 2017
US Dollar	(1,428)	(291)	(2)	(1,721)	(866)	(855)	3.4	5.8
Other	(22)	(95)	–	(117)	(117)	–	–	–
Total interest bearing liabilities	(1,450)	(386)	(2)	(1,838)	(983)	(855)
At 31 December 2016
US Dollar	(1,588)	(367)	(1)	(1,956)	(1,108)	(862)	3.5	6.8
Other	(62)	(81)	–	(143)	(129)	–	–	–
Total interest bearing liabilities	(1,650)	(448)	(1)	(2,099)	(1,237)	(862)

Currency and interest rate profile of interest bearing assets

	Interest	Cash	Currency		Floating	Fixed
	rate swaps	at bank	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2017
US Dollars	–	110	94	204	204	–
Other	–	59	294	353	353	–
Total interest bearing assets	–	169	388	557	557	–
At 31 December 2016
US Dollars	–	29	83	112	112	–
Other	–	71	366	437	437	–
Total interest bearing assets	–	100	449	549	549	–

Schedule of fair value of financial instruments
						Carrying
						amount			Fair value
	Designated	Fair value –	Loans		Other
	at fair	hedging	and	Available	financial
	value	instruments	receivables	for sale	liabilities	Total	Level 2	Level 3	Total
At 31 December 2017	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	–	25	–	–	–	25	25	–	25
Investments	–	–	–	21	–	21	–	21	21
Currency swaps	3	–	–	–	–	3	3	–	3
	3	25	–	21	–	49
Financial liabilities measured at fair value
Acquisition consideration	(104)	–	–	–	–	(104)	–	(104)	(104)
Forward foreign exchange contracts	–	(45)	–	–	–	(45)	(45)	–	(45)
Currency swaps	(1)	–	–	–	–	(1)	(1)	–	(1)
Interest rate swaps	–	(2)	–	–	–	(2)	(2)	–	(2)
Private placement debt	–	–	(198)	–	–	(198)	(198)	–	(198)
	(105)	(47)	(198)	–	–	(350)
Financial assets not measured at fair value
Trade and other receivables	–	–	1,148	–	–	1,148
Cash at bank	–	–	169	–	–	169
	–	–	1,317	–	–	1,317
Financial liabilities not measured at fair value
Acquisition consideration	(56)	–	–	–	–	(56)
Bank overdrafts	–	–	–	–	(14)	(14)
Bank loans	–	–	–	–	(313)	(313)
Private placement debt	–	–	–	–	(925)	(925)	(931)	–	(931)
Trade and other payables	–	–	–	–	(877)	(877)
	(56)	–	–	–	(2,129)	(2,185)

Total acquisition consideration measured at fair value increased from $56m at 31 December 2016 to $104m at 31 December 2017 due to the addition of $72m relating to the Rotation Medical, Inc. acquisition which was partially offset by $14m of acquisition payments and a remeasurement reduction of $10m. The fair value of contingent consideration is estimated using a discounted cash flow model. The valuation model considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the possible scenarios, which relate to the achievement of established milestones and targets, the amount to be paid under each scenario and the probability of each scenario. As a result, contingent consideration is classified as Level 3 within the fair value hierarchy.

						Carrying
						amount			Fair value
	Designated	Fair value –	Loans		Other
	at fair	hedging	and	Available	financial
	value	instruments	receivables	for sale	liabilities	Total	Level 2	Level 3	Total
At 31 December 2016	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	–	45	–	–	–	45	45	–	45
Investments	–	–	–	25	–	25	–	25	25
Currency swaps	3	–	–	–	–	3	3	–	3
Interest rate swaps	–	–	–	–	–	–	–	–	–
	3	45	–	25	–	73
Financial liabilities measured at fair value
Acquisition consideration	(56)	–	–	–	–	(56)	–	(56)	(56)
Forward foreign exchange contracts	–	(36)	–	–	–	(36)	(36)	–	(36)
Currency swaps	(2)	–	–	–	–	(2)	(2)	–	(2)
Interest rate swaps	–	(1)	–	–	–	(1)	(1)	–	(1)
Private placement debt	–	–	(199)	–	–	(199)	(199)	–	(199)
	(58)	(37)	(199)	–	–	(294)
Financial assets not measured at fair value
Trade and other receivables	–	–	1,064	–	–	1,064
Cash at bank	–	–	100	–	–	100
	–	–	1,164	–	–	1,164
Financial liabilities not measured at fair value
Acquisition consideration	(64)	–	–	–	–	(64)
Bank overdrafts	–	–	–	–	(62)	(62)
Bank loans	–	–	–	–	(457)	(457)
Private placement debt	–	–	–	–	(925)	(925)	(935)	–	(935)
Finance lease liabilities	–	–	–	–	(7)	(7)
Trade and other payables	–	–	–	–	(807)	(807)
	(64)	–	–	–	(2,258)	(2,322)